GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement1 [Line Items]
Balance	$ 7,351
Impairment	19,245	$ 0	$ 16,503
Balance	944	7,351
Cost [member]
Statement1 [Line Items]
Balance	16,004	17,985
Disposal	0
Reclassification to disposal group held for sale (Note 40	(12,317)	0
Effect of foreign currency exchange differences	225	(1,981)
Balance	3,912	16,004	17,985
Accumulated impairment [member]
Statement1 [Line Items]
Balance	8,653	9,566
Impairment	3,179	0
Reclassification to disposal group held for sale (Note 40	(8,968)	0
Effect of foreign currency exchange differences	104	(913)
Balance	$ 2,968	$ 8,653	$ 9,566